SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Total	$ 17,545,378			$ 17,285,069		$ 18,248,002
Accumulated depreciation	(6,260,936)			(6,226,161)		(5,113,240)
Impairment	(10,293,206)			(10,203,718)
Carrying amount	991,236			855,190		13,134,762
Payments to leasehold improvements	0		$ 0	723,000		252,000		¥ 1.8
Gain (loss) of asset disposal	66,138		175,292	172,305					$ 388,907
Depreciation	57,531		711,348	1,690,514		1,342,835			1,945,327
Impairment loss	0		0	10,350,589
Gain from debt forgiveness	7,218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	3,250,336			3,133,996		3,279,498
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	12,809,954	[1]		12,680,132	[2]	13,420,557	[2]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	824,342			929,161		990,925
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	131,279			127,145		130,742
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 529,467	[3]		$ 414,635	[3],[4]	$ 426,280	[4]

[1]	Machinery equipment also includes mold and tooling.
[2]	Machinery equipment also includes mold and tooling.
[3]	During the six months ended June 30, 2025 and 2024, the Company transferred construction in progress of $0.
[4]	During the year ended December 31, 2024, the Company transferred construction in progress of $